Note 15 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options outstanding (in shares)	155,397,800
Options outstanding, weighted average remaining contractual life (Year)	3 years 7 months 9 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0755	$ 0.0611
Options exercisable, number exercisable and vested (in shares)	114,962,150
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0588
Range 1 [Member]
Number of options outstanding (in shares)	39,467,850
Options outstanding, weighted average remaining contractual life (Year)	2 years 10 months 6 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0309
Options exercisable, number exercisable and vested (in shares)	37,170,250
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0309
Range 2 [Member]
Number of options outstanding (in shares)	37,634,950
Options outstanding, weighted average remaining contractual life (Year)	3 years 1 month 17 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0410
Options exercisable, number exercisable and vested (in shares)	31,750,250
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0424
Range 3 [Member]
Number of options outstanding (in shares)	35,893,450
Options outstanding, weighted average remaining contractual life (Year)	10 months 13 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0779
Options exercisable, number exercisable and vested (in shares)	35,700,500
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0780
Range 4 [Member]
Number of options outstanding (in shares)	42,401,550
Options outstanding, weighted average remaining contractual life (Year)	7 years 21 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.1454
Options exercisable, number exercisable and vested (in shares)	10,341,150
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.1428